Income Taxes (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
U.S. Federal (tax benefit) provision at statutory rate	$ (2,021,203)	$ (2,739,427)
State (tax benefit) income taxes, net of federal benefit	(473,129)	(624,516)
Permanent differences	61,491	152,532
Change in Federal tax rate	2,499,867
Changes in valuation allowance	(67,026)	3,211,461
Total income tax provision (benefit)		$ 50